Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepayments and Other Receivables.
Prepayments and Other Receivables

11. Prepayments and Other Receivables

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Prepayments	3,136	3,383
Other receivables	268	379
	3,404	3,762

All receivables are considered short-term and due within one year. At December 31, 2021 and 2020, prepayments consisted principally of payments made by the Company for services not yet provided by vendors.